INCOME TAXES - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax expenses		¥ 697	¥ (3,154)
Applicable tax rate	21.00%
Applicable state tax rate	8.25%
Withholding Tax			(3,154)	¥ 12,231
Payment of withholding taxes to tax authorities			9,077
I MOB other subsidiaries
Applicable tax rate	25.00%
HONG KONG
Income tax expenses	¥ 0	¥ 697	¥ 0
Applicable tax rate	16.50%
PRC
Operating loss	¥ 4,854,145
CN
Applicable tax rate	25.00%
Preferential income tax rate	15.00%